ACQUISITION (Details Textuals) - USD ($) shares in Millions			3 Months Ended		6 Months Ended
	Oct. 05, 2015	Oct. 05, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Nov. 05, 2015	Nov. 03, 2015	Oct. 01, 2015	Sep. 30, 2015	Jun. 23, 2015	Mar. 26, 2015	Dec. 31, 2014	Jun. 24, 2014
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs General			$ 16,300,000	$ 10,500,000	$ 26,500,000	$ 20,900,000
Financing-related Fees				11,600,000		12,000,000
Sales			1,364,000,000	535,400,000	2,712,200,000	1,053,400,000
Goodwill			2,186,300,000	$ 747,100,000	$ 2,186,300,000	747,100,000	$ 2,174,100,000							$ 747,100,000
Cash and Debt Distribution from Spinco	$ 2,095,000,000	$ 2,095,000,000
Delayed-Draw Term Loan Facility of Spinco												$ 1,050,000,000
Delayed-Draw Term Loan Facility of Spinco, Amount Drawn	875,000,000	875,000,000
Senior Credit Facility												1,850,000,000
Line of Credit Facility, Maximum Borrowing Capacity												500,000,000			$ 265,000,000
Delayed-Draw Term Loan Facility, Maximum Borrowing Capacity												1,350,000,000
Delayed-Draw Term Loan Facility, Amount Drawn	475,000,000	475,000,000
Combined Senior Credit Facility	1,850,000,000	1,850,000,000
Combined Delayed Draw Term Loan Facility Amount Drawn	1,350,000,000	1,350,000,000
Subfacility of Senior Credit Facility												$ 100,000,000
Annual Required Principal Payment (Percent) in Years 1 and 2												5.00%
Annual Required Principal Payment (Percent) in Year 3												7.50%
Annual Required Principal Payment (Percent) in Years 4 and 5												10.00%
Sumitomo Credit Facility	600,000,000	600,000,000
Sumitomo Credit Facility Amendment									$ 200,000,000
Sumitomo Credit Facility Amendment Borrowing								$ 200,000,000
Bridge Financing Commitments													$ 3,354,500,000
Bridge Financing Amortized Debt Issuance Costs						$ 18,700,000
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Ethylene Asset	$ 416,100,000	$ 416,100,000
2017 Supply Contract Payment			$ 210,000,000
Common stock, authorized (in shares)			240.0	120.0	240.0	120.0	240.0			240.0	120.0
DCP Business
Business Acquisition [Line Items]
Shares	87.5	87.5
Percentage of Outstanding Common Stock Acquired by Third Party	53.00%	53.00%
Percentage of Outstanding Common Stock Retained by Existing Stockholders	47.00%	47.00%
Sales			$ 1,470,400,000		$ 2,909,400,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 25,400,000	$ 25,400,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	456,400,000	456,400,000
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables	400,600,000	400,600,000
Business Acquisition Contracted Receivables Acquired	402,800,000	402,800,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt	51,100,000	51,100,000
Goodwill	1,439,400,000	1,439,400,000
Business Acquisition, Goodwill, Expected Tax Deductible Amount	0	0
Accrual for future payments	69,500,000	69,500,000
Up-front payments under the ethylene agreements		433,500,000
Pro Forma Adjustment For Acquisition Related Costs			6,000,000		16,400,000
Epoxy Segment
Business Acquisition [Line Items]
Sales			450,000,000	$ 0	910,200,000	$ 0
Income (Loss) from Continuing Operations before Income Taxes from DCP Business					8,200,000
Goodwill			298,900,000	0	298,900,000	0	$ 296,600,000							0
Chlor Alkali Products and Vinyls Segment
Business Acquisition [Line Items]
Sales			733,000,000	341,200,000	1,437,300,000	680,500,000
Income (Loss) from Continuing Operations before Income Taxes from DCP Business			15,400,000		71,700,000
Revenue, Net from DCP Business			414,900,000		810,800,000
Goodwill			1,887,400,000	$ 747,100,000	$ 1,887,400,000	$ 747,100,000	$ 1,877,500,000							$ 747,100,000
Minimum
Business Acquisition [Line Items]
2020 Supply Contract Payment			425,000,000
Maximum
Business Acquisition [Line Items]
2020 Supply Contract Payment			$ 465,000,000
2025 Notes
Business Acquisition [Line Items]
2025 Senior Notes	$ 500,000,000	$ 500,000,000
Interest rate	10.00%	10.00%
2023 Notes
Business Acquisition [Line Items]
2023 Senior Notes	$ 720,000,000	$ 720,000,000
Interest rate	9.75%	9.75%